Interest expense - Schedule of Interest Expense (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Interest Expense [Abstract]
Interest accretion on lease liabilities	$ 51,945	$ 34,320	$ 166,042	$ 61,274	$ 95,219
Debenture interest	2,720,244	2,721,709	8,063,982	7,573,076
Other interest expenses	0	0	0	1,522
Interest expense	$ 2,772,189	$ 2,756,029	$ 8,230,024	$ 7,635,872